DISTRIBUTIONS TO UNITHOLDERS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DISTRIBUTIONS TO UNITHOLDERS

12. DISTRIBUTIONS TO UNITHOLDERS

Beginning in June 2009, we suspended our quarterly distributions to unitholders. For each of the quarterly periods since June 2009, we were restricted from paying distributions to unitholders as we had no available cash (taking into account the cash reserves set by our board of managers for the proper conduct of our business) from which to pay distributions.

13. DISTRIBUTIONS TO UNITHOLDERS

Beginning in June 2009, we suspended our quarterly distributions to unitholders. For twelve months ended December 31, 2013 and 2012, respectively, we were restricted from paying distributions to unitholders as we had no available cash (taking into account the cash reserves set by our board of managers for the proper conduct of our business) from which to pay distributions.